Organization and Description of Business - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Feb. 07, 2014
GetJar, Inc. [Member]
Organization And Description Of Business [Line Items]
Acquired equity interest percentage		100.00%
Date of acquisition	Feb. 07, 2014
Class A Ordinary Shares [Member]
Organization And Description Of Business [Line Items]
Number of ordinary shares representing ADS	6